TRADE RECEIVABLES - Movement in Allowance for Expected Credit Losses (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ (5,755)	$ (3,676)	$ (3,957)
Additions related to Travel and Hospitality clients (note 32)	(2,228)	(3,194)	0
(Additions) Recoveries, net (note 4.2)	(5,323)	107	(275)
Write-off of receivables	7,129	980	556
Translation	0	28	0
Balance at end of year	$ (6,177)	$ (5,755)	$ (3,676)